ACQUISITIONS AND DIVESTITURES	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURES

(2) DIVESTITURES:

Fiscal 2014

McKinley Chalet Hotel

On October 7, 2013, the Company completed the sale of its McKinley Chalet Hotel (the “Chalet”) located in Denali National Park for approximately $24.0 million in cash. The transaction resulted in a pretax loss of approximately $6.7 million (net of tax loss of approximately $9.1 million), which is included in “Cost of services provided” in the Condensed Consolidated Statements of Operations for the six months ended March 28, 2014. The pretax loss includes a write-off of an allocation of goodwill of approximately $12.8 million (see Note 5). The results of operations and cash flows associated with the Chalet divestiture were not material to the Company’s Condensed Consolidated Statements of Operations and Cash Flows.

Fiscal 2013

Spin-off of Seamless Holdings Corporation

On October 29, 2012, the Company completed the spin-off of its majority interest in Seamless North America, LLC (“Seamless”) to its stockholders.

In the spin-off, ARAMARK Corporation distributed all of the issued and outstanding shares of the common stock of Seamless Holdings Corporation (“Seamless Holdings”), an entity formed for the purpose of completing the spin-off and whose assets primarily consist of the Company’s former interest in Seamless, to its parent company and sole stockholder, ARAMARK Intermediate. Thereafter, ARAMARK Intermediate distributed such shares to the Company, its parent company and sole stockholder, who then distributed all of the shares of Seamless Holdings on a pro rata basis to the holders of Holdings common stock as of October 26, 2012, the record date, through a tax-free stock dividend. Each Holdings stockholder received one share of Seamless Holdings common stock for each share of Holdings common stock held as of the record date.

Until October 29, 2012, Seamless Holdings and its subsidiaries were part of the Company and its assets, liabilities, results of operations, and cash flows are included in the amounts reported in these condensed consolidated financial statements until that date. Following the spin-off, Seamless Holdings is an independent company and the Company retains no ownership interest in Seamless Holdings or Seamless. The Company’s proforma results of operations for fiscal 2013 would not have been materially different than reported assuming the spin-off and related transactions had occurred at the beginning of the prior year period.

NOTE 3. ACQUISITIONS AND DIVESTITURES:

Fiscal 2013

Spin-off of Seamless Holdings Corporation

On October 29, 2012, the Company completed the spin-off of its majority interest in Seamless North America, LLC (“Seamless”) to its stockholders.

In the spin-off, ARAMARK Corporation distributed all of the issued and outstanding shares of the common stock of Seamless Holdings Corporation (“Seamless Holdings”), an entity formed for the purpose of completing the spin-off and whose assets primarily consist of the Company’s former interest in Seamless, to its parent company and sole stockholder, ARAMARK Intermediate. Thereafter, ARAMARK Intermediate distributed such shares to the Company, its parent company and sole stockholder, who then distributed all of the shares of Seamless Holdings on a pro rata basis to the holders of Holdings common stock as of October 26, 2012, the record date, through a tax-free stock dividend. Each ARAMARK Holdings stockholder received one share of Seamless Holdings common stock for each share of ARAMARK Holdings common stock held as of the record date.

Until October 29, 2012, Seamless Holdings and its subsidiaries were part of the Company and its assets, liabilities, results of operations, and cash flows are included in the amounts reported in these consolidated financial statements until that date.

Following the spin-off, Seamless Holdings is an independent company and the Company retains no ownership interest in Seamless Holdings or Seamless. The Company’s proforma results of operations for fiscal 2013 and fiscal 2012 would not have been materially different than reported assuming the spin-off and related transactions had occurred at the beginning of the prior year period.

Fiscal 2012

Acquisitions

On October 3, 2011, ARAMARK Refreshment Services, LLC, a subsidiary of the Company, purchased all of the outstanding shares of capital stock of Van Houtte USA Holdings, Inc. (doing business as “Filterfresh”), a provider of office coffee services in the United States, for cash consideration of approximately $145.2 million. The acquisition was financed with cash on hand and borrowings under the Company’s revolving credit facility. Under the terms of the purchase agreement, if a certain significant customer relationship was not maintained within a specific timeframe, the Company was entitled to a refund of a portion of the purchase price. During the second quarter of fiscal 2012, the Company received a refund of approximately $7.4 million related to the termination of this customer relationship.

As part of the acquisition of Filterfresh, the Company acquired a subsidiary with a redeemable noncontrolling interest. The Company classifies redeemable noncontrolling interests outside of stockholders’ equity in the Consolidated Balance Sheets in “Common Stock Subject to Repurchase and Other.” As of September 27, 2013 and September 28, 2012, the redeemable noncontrolling interest related to the subsidiary was approximately $10.2 million and $10.4 million, respectively. For fiscal 2013, net income attributable to the redeemable noncontrolling interest was $0.8 million. Distributions to the redeemable noncontrolling interest was $0.9 million for fiscal 2013. For fiscal 2012, net income attributable to the redeemable noncontrolling interest was $1.1 million. Distributions to the redeemable noncontrolling interest was $0.9 million for fiscal 2012.

For fiscal 2012, $108.0 million of sales and ($1.6) million of net loss, which includes transition and integration costs, were recorded in the Consolidated Statements of Income related to the acquisition. During fiscal 2011, approximately $0.7 million of pretax transaction-related costs related to the acquisition were recorded in earnings. The Company’s proforma results of operations for fiscal 2012 and fiscal 2011 would not have been materially different than reported, assuming the acquisition had occurred at the beginning of fiscal 2011.

Fiscal 2011

Acquisitions

On March 18, 2011, ARAMARK Clinical Technology Services, LLC, a subsidiary of the Company, purchased the common stock of the ultimate parent company of Masterplan, a clinical technology management and medical equipment maintenance company, for cash consideration of approximately $154.2 million. Also acquired in the transaction was ReMedPar, an independent provider of sourced and refurbished medical equipment parts. During the first quarter of fiscal 2012, the Company sold MESA, a wholly-owned subsidiary acquired as part of the Masterplan acquisition, for cash consideration of approximately $4.2 million. The sale resulted in a reduction to goodwill of approximately $1.7 million. The Company’s proforma results of operations for fiscal 2011 would not have been materially different than reported.

During the third quarter of fiscal 2012, the Company received $5.5 million in cash related to the settlement of indemnity claims filed against the former owners of Masterplan. After applying a portion of the proceeds to agreed upon indemnification assets, and after adjusting for certain other exposures, the Company recorded a pretax gain of $1.0 million, which is included in “Cost of services provided” in the Consolidated Statements of Income.

The Company followed the acquisition method of accounting in accordance with the accounting standard related to business combinations. The following table summarizes the final fair values of the assets acquired and liabilities assumed from Masterplan (in thousands):

Purchase consideration	$154,154

Current assets	$29,906
Current liabilities	(31,396)
Property and equipment	3,736
Other intangible assets	42,800
Goodwill	126,757
Other assets	314
Long-term borrowings	(767)
Deferred income taxes and other noncurrent liabilities	(17,196)

$154,154

For fiscal 2012 and fiscal 2011, $107.3 million and $62.4 million of sales and ($0.2) million and ($4.7) million of net loss, respectively, were recorded in the Consolidated Statements of Income related to Masterplan.

Divestitures

During fiscal 2011, the Company completed the sale of its 67% ownership interest in the security business of its Chilean subsidiary for approximately $11.6 million in cash. The transaction resulted in a pretax gain of approximately $7.7 million (net of tax gain of approximately $5.8 million), which is included in “Cost of services provided” in the Consolidated Statements of Income. The results of operations and cash flows associated with the security business were not material to the Company’s consolidated operations and cash flows.

During the third quarter of fiscal 2011, the Company sold a noncontrolling interest in Seamless, an online and mobile food ordering service, for consideration of $50.0 million in cash. During the fourth quarter of fiscal 2011, the Company completed the sale of its wholly-owned subsidiary, Galls, for approximately $75.0 million in cash (see Note 2).